Earnings Per Share (Details) - Schedule of earnings per share - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Schedule Of Earnings Per Share [Abstract]
(Loss)/Profit for the year available to common shareholders (in Dollars)	$ (1,720,097)		$ (403,035)
Weighted average number of common shares (in Shares)	35,715,945		34,154,062
Par value	$ 0.01		$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	(0.05)	$ (0.01)	(0.01)
Diluted earnings/(loss) per common share	$ (0.05)	$ (0.01)	$ (0.01)